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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-09911
                                   ---------------------------------------------

                            Hussman Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


3525 Ellicott Mills Drive     Ellicott City, Maryland          21043
--------------------------------------------------------------------------------
          (Address of principal executive offices)           (Zip code)

                                 John F. Splain

Ultimus Fund Solutions, LLC 135 Merchant Street, Suite 230 Cincinnati, OH 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (410) 750-3900
                                                    ----------------------------

Date of fiscal year end:         June 30, 2004
                         -----------------------------

Date of reporting period:        December 31, 2003
                          -----------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.




[GRAPHIC OMITTED]                    HUSSMAN
                                         FUNDS


                            HUSSMAN INVESTMENT TRUST



                         Hussman Strategic Growth Fund


                                [GRAPHIC OMITTED]



                      Hussman Strategic Total Return Fund


                                [GRAPHIC OMITTED]



                               SEMI-ANNUAL REPORT

                               December 31, 2003
                                  (UNAUDITED)

[GRAPHIC OMITTED]                    HUSSMAN
                                         FUNDS

                             STRATEGIC GROWTH FUND

                  COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE HUSSMAN STRATEGIC GROWTH FUND
                                   VERSUS THE STANDARD & POOR'S INDEX AND THE RUSSELL 2000 INDEX (a)

[GRAPHIC OMITTED]

    HUSSMAN STRATEGIC GROWTH FUND             S&P 500 INDEX                RUSSELL 2000 INDEX
    -----------------------------             -------------                ------------------
   7/24/2000               10,000      7/24/2000           10,000      7/24/2000           10,000
   7/31/2000     0.00%     10,000      7/31/2000   -2.27%   9,773      7/31/2000   -2.62%   9,738
   8/31/2000     0.30%     10,030      8/31/2000    6.21%  10,380      8/31/2000    7.59%  10,477
   9/30/2000     3.19%     10,350      9/30/2000   -5.28%   9,832      9/30/2000   -2.96%  10,167
  10/31/2000    -3.00%     10,040     10/31/2000   -0.42%   9,790     10/31/2000   -4.46%   9,714
  11/30/2000     7.97%     10,840     11/30/2000   -7.88%   9,018     11/30/2000  -10.27%   8,716
  12/31/2000     7.38%     11,640     12/31/2000    0.49%   9,063     12/31/2000    8.65%   9,470
   1/31/2001    -3.18%     11,270      1/31/2001    3.55%   9,384      1/31/2001    5.21%   9,963
   2/28/2001     6.74%     12,030      2/28/2001   -9.12%   8,528      2/28/2001   -6.56%   9,309
   3/31/2001     3.33%     12,430      3/31/2001   -6.34%   7,988      3/31/2001   -4.89%   8,854
   4/30/2001    -1.93%     12,190      4/30/2001    7.77%   8,609      4/30/2001    7.82%   9,547
   5/31/2001     1.23%     12,340      5/31/2001    0.67%   8,667      5/31/2001    2.45%   9,781
   6/30/2001    -1.13%     12,200      6/30/2001   -2.43%   8,456      6/30/2001    3.41%  10,114
   7/31/2001     2.21%     12,470      7/31/2001   -0.98%   8,372      7/31/2001   -5.28%   9,581
   8/31/2001     2.41%     12,770      8/31/2001   -6.26%   7,848      8/31/2001   -3.23%   9,271
   9/30/2001    -1.02%     12,640      9/30/2001   -8.08%   7,215      9/30/2001  -13.47%   8,022
  10/31/2001     1.00%     12,767     10/31/2001    1.91%   7,352     10/31/2001    5.86%   8,492
  11/30/2001     3.68%     13,236     11/30/2001    7.67%   7,916     11/30/2001    7.75%   9,150
  12/31/2001     0.84%     13,348     12/31/2001    0.88%   7,985     12/31/2001    6.18%   9,716
   1/31/2002     3.69%     13,840      1/31/2002   -1.46%   7,869      1/31/2002   -1.03%   9,615
   2/28/2002     0.89%     13,963      2/28/2002   -1.93%   7,717      2/28/2002   -2.74%   9,352
   3/31/2002     3.68%     14,477      3/31/2002    3.76%   8,007      3/31/2002    8.04%  10,104
   4/30/2002     2.39%     14,823      4/30/2002   -6.06%   7,522      4/30/2002    0.91%  10,196
   5/31/2002     2.49%     15,192      5/31/2002   -0.74%   7,466      5/31/2002   -4.44%   9,744
   6/30/2002    -1.84%     14,913      6/30/2002   -7.12%   6,935      6/30/2002   -4.95%   9,262
   7/31/2002     2.85%     15,338      7/31/2002   -7.80%   6,394      7/31/2002  -15.11%   7,862
   8/31/2002     0.36%     15,394      8/31/2002    0.66%   6,436      8/31/2002   -0.26%   7,842
   9/30/2002    -1.23%     15,204      9/30/2002  -10.87%   5,737      9/30/2002   -7.18%   7,279
  10/31/2002    -1.76%     14,935     10/31/2002    8.80%   6,241     10/31/2002    3.20%   7,512
  11/30/2002    -1.07%     14,775     11/30/2002    5.89%   6,609     11/30/2002    8.92%   8,182
  12/31/2002     3.01%     15,220     12/31/2002   -5.87%   6,221     12/31/2002   -5.56%   7,728
   1/31/2003    -0.47%     15,148      1/31/2003   -2.62%   6,058      1/31/2003   -2.76%   7,515
   2/28/2003    -1.43%     14,931      2/28/2003   -1.50%   5,967      2/28/2003   -3.02%   7,288
   3/31/2003    -0.08%     14,919      3/31/2003    0.97%   6,025      3/31/2003    1.29%   7,381
   4/30/2003     1.77%     15,184      4/30/2003    8.24%   6,521      4/30/2003    9.48%   8,081
   5/31/2003     7.60%     16,338      5/31/2003    5.27%   6,865      5/31/2003   10.73%   8,948
   6/30/2003     1.55%     16,590      6/30/2003    1.28%   6,952      6/30/2003    1.82%   9,111
   7/31/2003     3.19%     17,119      7/31/2003    1.76%   7,075      7/31/2003    6.25%   9,680
   8/31/2003     2.39%     17,528      8/31/2003    1.95%   7,213      8/31/2003    4.59%  10,125
   9/30/2003    -2.13%     17,155      9/30/2003   -1.06%   7,136      9/30/2003   -1.84%   9,938
  10/31/2003     3.50%     17,756     10/31/2003    5.66%   7,540     10/31/2003    8.40%  10,772
  11/30/2003     1.55%     18,032     11/30/2003    0.88%   7,606     11/30/2003    3.55%  11,154
  12/31/2003     2.20%     18,429     12/31/2003    5.25%   8,005     12/31/2003    2.04%  11,382

Past performance is not predictive of future performance.

 ----------------------------------------
      HUSSMAN STRATEGIC GROWTH FUND
     AVERAGE ANNUAL TOTAL RETURNS(b)
  (FOR PERIODS ENDED DECEMBER 31, 2003)

   1 YEAR    3 YEARS   SINCE INCEPTION(c)
    21.08%    16.55%          19.46%
 ----------------------------------------


(a) The Hussman Strategic Growth Fund invests in stocks listed on the New York, American, and NASDAQ exchanges, and does not specifically restrict its holdings to a particular market capitalization. The S&P 500 and Russell 2000 are indices of large and small capitalization stocks, respectively.

(b) Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Annualized. Initial public offering of shares was July 24, 2000.

[GRAPHIC OMITTED]                    HUSSMAN
                                         FUNDS

                           STRATEGIC TOTAL RETURN FUND

   COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE HUSSMAN STRATEGIC TOTAL
                  RETURN FUND VERSUS THE LEHMAN BROTHERS U.S. AGGREGATE INDEX(a)

[GRAPHIC OMITTED]

       HUSSMAN STRATEGIC TOTAL RETURN FUND                LEHMAN BROTHERS U.S. AGGREGATE INDEX
       -----------------------------------                ------------------------------------
     9/12/2002                       10,000              9/12/2002                        10,000
     9/30/2002         -0.40%         9,960              9/30/2002          0.97%         10,097
    10/31/2002         -1.31%         9,830             10/31/2002         -0.46%         10,050
    11/30/2002         -0.41%         9,790             11/30/2002         -0.03%         10,047
    12/31/2002          4.49%        10,230             12/31/2002          2.07%         10,255
     1/31/2003          0.10%        10,240              1/31/2003          0.09%         10,264
     2/28/2003          0.29%        10,270              2/28/2003          1.38%         10,406
     3/31/2003         -0.90%        10,177              3/31/2003         -0.08%         10,398
     4/30/2003          0.00%        10,177              4/30/2003          0.83%         10,484
     5/31/2003          4.25%        10,610              5/31/2003          1.86%         10,679
     6/30/2003          0.66%        10,681              6/30/2003         -0.20%         10,658
     7/31/2003         -2.56%        10,407              7/31/2003         -3.36%         10,300
     8/31/2003          2.53%        10,670              8/31/2003          0.66%         10,368
     9/30/2003          2.87%        10,977              9/30/2000          2.65%         10,642
    10/31/2003          0.09%        10,987             10/31/2003         -0.93%         10,543
    11/30/2003          0.75%        11,069             11/30/2003          0.24%         10,569
    12/31/2003          1.48%        11,233             12/31/2003          1.02%         10,676

Past performance is not predictive of future performance.

 ----------------------------------------
   HUSSMAN STRATEGIC TOTAL RETURN FUND
     AVERAGE ANNUAL TOTAL RETURNS(b)
  (FOR PERIODS ENDED DECEMBER 31, 2003)

       1 YEAR      SINCE INCEPTION(c)
        9.80%           9.35%
 ----------------------------------------


a) The Lehman Brothers U.S. Aggregate Index covers the U.S. investment grade fixed rate bond market, with index components for U.S. government, agency and corporate securities.

(b) Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund manager has agreed until at least December 31, 2005 to waive its investment advisory fees and to absorb Fund expenses to the extent necessary to limit the Fund's annual ordinary operating expenses to 0.90% of its average daily net assets. The Fund's performance has been positively affected by these provisions. Absent such waivers and expense reimbursements, Fund performance would be lower.

(c)  Annualized. Initial public offering of shares was September 12, 2002.

THE HUSSMAN FUNDS
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS                                         FEBRUARY 12, 2004
--------------------------------------------------------------------------------

DEAR SHAREHOLDER,

     The Hussman Funds continued to perform as intended in 2003, gaining value with less volatility than the overall market. Our investment objective is to achieve strong long-term capital appreciation and total returns, while adding emphasis on defending capital during conditions that have generally been unfavorable toward market risk.

     Both the Strategic Growth Fund and the Strategic Total Return Fund have outperformed their benchmarks (the S&P 500 and the Lehman U.S. Aggregate, respectively) since inception, with smaller pullbacks than passive investments in those indices.

HUSSMAN  STRATEGIC  GROWTH  FUND

     The Strategic Growth Fund achieved a total return of 21.08% in 2003. The deepest short-term pullback experienced by the Fund, measured from peak-to-trough, was -3.78%. During the same period, the S&P 500 Index achieved a total return of 28.69%, with its deepest pullback during the year being -13.80%.

     So while the Fund experienced low volatility and fairly shallow short-term pullbacks, the Fund's total return in 2003 fell short of the return achieved by the S&P 500 Index. While the willingness to periodically avoid, hedge, or diversify away risk is essential to our long-term investment objectives, it also means that the Strategic Growth Fund may not always track market movements closely, particularly over the short-term. For that reason, the Fund is not appropriate for investors whose objective is to closely track fluctuations in the major stock market indices.

PERFORMANCE ANALYSIS

     Given our emphasis on long-term returns, a single year is a very limited period over which to measure or evaluate performance. To add a somewhat longer perspective, from the inception of the Fund on July 24, 2000 through December 31, 2003, the Strategic Growth Fund achieved a total return of 84.29% (19.46% annualized), compared with an overall loss of -19.95% (-6.27% annualized) in the S&P 500 Index.

     Still, if the market's strong positive returns in 2003 are unrepresentative of what a long-term investor would experience, the market's negative returns since July 2000 are also unrepresentative. For that reason, additional measures may be useful in evaluating the Fund's returns and its appropriateness for any particular investor's objectives.

--------------------------------------------------------------------------------

THE HUSSMAN FUNDS
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS   (CONTINUED)
--------------------------------------------------------------------------------


     In my analytical work, I generally measure long-term growth by measuring from peak-to-peak, preferably across market cycles, but at least across periods of a year or more. For example, corporate earnings growth can be extremely high measured from the trough of a recession, but these growth rates can be very misleading. Over the long-term, the peak-to-peak growth rate of S&P 500 earnings has been only 6% annually, regardless of whether one looks back 10, 20, 50 or 100 years.

     Similarly, investment approaches can often be usefully evaluated by examining returns achieved from one peak in the market to the next (or from one trough to the next). Alternatively, investors can examine performance over an extended period in which the market achieved fairly representative returns (say, 10% annually).

     From the standpoint of total returns, the 2002 peak in the S&P 500 index occurred on March 19, 2002. The 2003 peak occurred on December 31, 2003. Between those two peaks, the S&P 500 Index experienced a modest loss of -1.96% (-1.10% annualized). Meanwhile, the Fund achieved a total return of 30.01% (15.83% annualized).

     Alternatively, we can identify the earliest starting point (during the life of the Fund) from which the S&P 500 has achieved an annual total return close to 10%. The earliest starting point we find is June 25, 2002. From that point through the end of 2003, the S&P 500 achieved a total return of 15.58% (9.93% annualized). During that same period, the Fund achieved a total return of 22.56% (14.24% annualized). The deepest pullback experienced by the S&P 500 Index during that period exceeded -21%, while the deepest pullback in the Fund was less than -7%.

     As a final measure, since the inception of the Fund, there have been 21 months in which the S&P 500 has advanced, and 21 months in which it has declined. During the advancing months, the Fund achieved an average annualized return of 21.39%. During the declining months, the Fund achieved an average annualized return of 17.83%.

     Despite these average returns, shareholders should keep in mind that the Fund does take risk. The Fund can and does experience some periods of negative returns, even when it is hedged against overall market fluctuations. Also, the Fund is likely to experience greater volatility and much deeper short-term pullbacks when a more aggressive stance becomes appropriate. During very favorable Market Climates, the Fund will generally not hedge at all, and our exposure to market fluctuations may be substantial.




--------------------------------------------------------------------------------

THE HUSSMAN FUNDS
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS  (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE DRIVERS

     As we entered 2003, our measures of valuation and market action were both unfavorable, and the Fund carried a fully hedged position. In this position, about 95% of the Fund's assets were invested in a widely diversified portfolio of individual stocks, and the Fund held an offsetting short position in the S&P 100 and Russell 2000 indices in order to remove the impact of market fluctuations from that portfolio.

     During March 2003, our measures of market action began to provide subtle evidence that investors were adopting a more favorable attitude toward risk-taking. Although some indices were breaking below their October 2002 lows, trading volume was substantially lighter, and a variety of stocks and industries displayed resilience.

     At that point, the Fund invested approximately one percent of its assets in call options as a "contingency" - in order to remove a portion of the Fund's hedge if our measures of market action were to improve further. By late April, the Fund had removed approximately 70% of its hedge, leaving only 30% of the Fund's stock holdings hedged against the impact of market fluctuations. As the market advanced and valuations gradually deteriorated, the Fund became slightly less constructive toward market risk. By year-end, the Fund was hedging about half of its exposure to market fluctuations.

     Since the Fund targets strong risk-adjusted returns with little emphasis on tracking market fluctuations, we will invariably experience some periods in which our hedging substantially adds to our returns and others where it reduces those returns. In a rising market where the Fund was partially hedged, it follows that the Fund's performance last year was lower than a fully invested and unhedged position would have achieved. Such a position, however, would have notably violated our investment approach.

     The Fund holds a widely diversified portfolio of individual stocks. For that reason, the returns over the past year cannot be attributed to any short list of securities. Still, a number of industry groups proved influential. Industries contributing to the Fund's 2003 performance included health care (Pacificare Health, Guidant), natural resources (Newmont Mining, Petroleo Brasileiro), technology (American Power Conversion, Veeco, Lexmark, Synopsys, Intel), and consumer stocks (Gap Stores, Amazon, Sherwin Williams).

     The poorest performers in the Fund last year were typically companies that experienced company-specific problems. Because these difficulties were also often responsible for what we viewed as favorable valuations, we generally continued to

--------------------------------------------------------------------------------
3

THE HUSSMAN FUNDS
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS  (CONTINUED)
--------------------------------------------------------------------------------

hold these stocks at year-end. These included Biovail, Merck, Macromedia, Biosite, and Eastman Kodak.

PORTFOLIO INSIGHT

     The Portfolio of Investments section of this report provides a detailed view of our investment stance. As of December 31, 2003, the Fund was fully invested in a diversified portfolio of 192 stocks, valued at $773,657,280. The Fund's largest positions each represented about 2% of assets, including Merck (2.4%), American Power Conversion (2.2%), Home Depot (2.1%), PacifiCare Health (2.0%), Eastman Kodak (2.0%), and Gap Stores (2.0%), while typical holdings represented 0.5% to 1% of assets. Relative to the major indices, the Fund held larger weights in health care equipment, specialty retail, pharmaceuticals, and oil & gas. As in recent years, the Fund generally avoided financial stocks, which I view as precariously sensitive to credit risks and rising short-term interest rates.

     In addition, the Fund held 2,750 put-call option combinations in the S&P 100 Index, 2,750 put options in the S&P 100 Index, and 4,500 put-call option combinations in the Russell 2000, intended to reduce the Fund's exposure to overall market fluctuations.

     Each put-call combination is created by purchasing one put option and selling short one call option having the same strike price and expiration as the put. This combination behaves as an interest-bearing short sale on the index.

     For example, on December 31, 2003, the S&P 100 Index closed at 550.78. Since each option controls 100 "shares" of the index, each S&P 100 put-call combination acted as a short sale of $55,078 worth of the S&P 100. Similarly, the Russell 2000 closed at 556.91 on that date. So each Russell 2000 put-call combination acted as a short sale of $55,691 worth of the Russell 2000.

     In effect, the 2,750 S&P 100 option combinations and the 4,500 Russell 2000 option combinations were equivalent to a short sale on major market indices, having a combined value of $402,074,000. This hedge offset about 51.8% of the value of the stocks held long by the Fund. In addition, the remaining 2,750 S&P 100 put options provided at least some protection for another 19.5% of portfolio value, but only in the event of a substantial market decline.

     Notably, these option positions should not be interpreted as "bearish" positions or as forecasts of impending market weakness. The option positions periodically held by the Fund are generally intended to reduce the Fund's exposure to overall market fluctuations, while preserving its exposure to movements in the stock portfolio that are independent of the market.

--------------------------------------------------------------------------------
                                                                               4

THE HUSSMAN FUNDS
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS  (CONTINUED)
--------------------------------------------------------------------------------

HUSSMAN STRATEGIC TOTAL RETURN FUND

     The Strategic Total Return Fund achieved a total return of 9.80% in 2003. During the same period, the Lehman U.S. Aggregate achieved a total return of 4.11%.

     Since the inception of the Fund on September 12, 2002, the Fund has achieved a total return of 12.33% (9.35% annualized) compared with a total return of 6.76% (5.16% annualized) in the Lehman U.S. Aggregate.

PERFORMANCE  DRIVERS

     The U.S. bond market began 2003 with 10-year Treasury yields at 3.82% and 30-year Treasury yields at 4.78%. Given the relatively low yields available on Treasuries, the potential for total returns in the Treasury market was largely dependent on identifying "speculative merit" - the prospect for a further decline in yields. Early in the year, this potential seemed fairly modest. When yields are particularly low, it does not take much of an increase in yields to wipe out the interest earnings that bonds are priced to deliver even over several years.

     The bulk of the Fund's returns during 2003 emerged as a result of limited investments in alternatives such as precious metals shares and utility stocks. Following the sharp mid-year decline in the bond market, the ability to increase the Fund's duration by purchasing long-term Treasury bonds provided an additional avenue for return enhancement.

     Accordingly, the securities responsible for much of the Fund's 2003 performance included long-term U.S. Treasury bonds (primarily the 5.375% of 02/15/31), precious metals shares (Newmont Mining, Placer Dome, Barrick Gold,
USEC), and utility and energy shares (DPL, PPL, Sempra Energy). The weakest performances included Agnico Eagle, which experienced a collapse in one of its mine shafts, and intermediate-term Treasury Inflation Protected Securities, which were depressed in price as 2003 came to a close.

PORTFOLIO  INSIGHT

     The Portfolio of Investments section of this report provides a detailed view of our investment stance. As of December 31, 2003, the Fund had net assets of $38,593,743.

     Because the condition of the U.S. bond market at year-end reflected both unfavorable valuations as well as unfavorable market action on our measures, the Fund held a portfolio duration of less than 2 years, meaning that a 100 basis point


--------------------------------------------------------------------------------
5

THE HUSSMAN FUNDS
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS  (CONTINUED)
--------------------------------------------------------------------------------

move in interest rates would be expected to affect the Fund's value by less than 2% on account of bond price fluctuations. The Fund held 19.7% of its assets in utilities and precious metals shares, 23.2% in Treasury Inflation Protected Securities, 8.1% of assets in U.S. agency notes, and the remainder in money market instruments.

     I recognize the potential for shareholders to observe this "snapshot" of the Fund's portfolio and ask why they should pay a management fee to hold nearly half of their assets in money market instruments. If this snapshot position were typical and ongoing, I would agree. But it is not. The Fund's investment positions are continually adjusted to reflect market opportunities. Our objective is to achieve long-term total returns while also defending capital during unfavorable market conditions. To hold higher-yielding but vulnerable assets in an attempt to look like we were "doing something" would be to abandon this objective for the sake of window dressing. Shareholders can count on me not to do that.

CURRENT OUTLOOK

     With the exception of the late 1990's "bubble", the U.S. stock market enters 2004 at the highest valuations on record, on the basis of price/peak-earnings, price/dividend, price/book value and other measures. There are a number of popular but unsound methods to "adjust" these valuations using interest and inflation rates. The difficulty in adjustments based on say, the 10-year Treasury bond yield, is that the "duration" of that bond (a measure of how long it takes to recover the investment, as well as a measure of volatility) is only about 8 years, whereas the effective duration of the S&P 500 is about 50 years. Unless investors are willing to assume that interest rates will remain low for decades, it is nonsense to price stocks using 10-year bond yields. Even a 30-year Treasury bond has an effective duration of only 14 years. Moreover, interest and inflation rates were regularly lower than current levels in data prior to 1965, yet valuations approached current levels only once: at the 1929 market peak.

     Still, overvaluation implies only that stocks are priced to deliver unsatisfactory long-term returns. The behavior of the stock market over shorter periods (even several years) is driven by the willingness of investors to take risk. In our work, I infer this willingness through the analysis of market action. At the beginning of 2004, investors still appeared to have a robust willingness to take risk, and for that reason, we continued to accept some exposure to broad stock market fluctuations.

     With stocks richly priced, I believe that it is essential to continuously evaluate the quality of market action for evidence that investors have become skittish toward risk. Weekly commentary and analysis in this regard is available at the Fund's website, www.hussmanfunds.com. The website also includes special reports, information

--------------------------------------------------------------------------------
                                                                               6

THE HUSSMAN FUNDS
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS  (CONTINUED)
--------------------------------------------------------------------------------

regarding brokerage fees and transaction costs, and other information about investing that I hope will be valuable to shareholders.

     In the U.S. economy, there also appears to be significant distinction between long-term fundamentals and recent trends. Though the U.S. economy has benefited from special factors such as tax rebates and a spike in mortgage refinancing, there has been very little improvement in the balance sheets of individuals, corporations, government, or the nation as a whole. The U.S. has become increasingly dependent on foreign capital, to the point that nearly half of all publicly held U.S. Treasury securities are now owned by foreign investors.

     To the extent that all investment must be financed by savings, it is helpful over the short-term that foreign investors have been willing to bridge the gap created by low U.S. private savings and deep federal deficits. The primary flow of foreign capital has been from Japan and China in an attempt to support the value of the U.S. dollar and hold down the values of their own currencies. This foreign capital has been one reason that U.S. interest rates have remained low, particularly at short maturities. In my view, an abrupt currency revaluation in Japan and China (i.e. substantial weakness in the value of the U.S. dollar) could upset the apparent stability of the U.S. economy.

     Alternatively, the nation's record reliance on foreign capital (reflected in its unprecedented current account deficit) could be adjusted more slowly. In that event, U.S. consumption and investment would have to grow slower than U.S. output, gradually replacing foreign saving with domestic saving, and releasing the output needed to expand exports. In this case, the overall growth in U.S. domestic investment is likely to be fairly muted in the coming years, with growth in capital spending such as technology investment being offset by a reduction in other types of investment, most probably residential housing.

     In short, the fundamental savings-investment balance of the U.S. strongly argues against expectations for sustained, robust growth in consumption and capital spending. With stock valuations strongly reflecting such expectations, the potential for disappointments is significant.

     Recognizing this does not require investors to expect a market decline over the short-term. Still, it is important to understand that the primary argument for taking stock market risk here is not investment merit (favorable valuation) but speculative merit (the continued willingness of investors to take risk).

     Historically, extreme valuations have not been corrected in the course of a single bear market decline, but rather by a "secular bear market": a series of market cycles - bear markets followed by bull markets - in which each successive bear market

--------------------------------------------------------------------------------
7

THE HUSSMAN FUNDS
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS  (CONTINUED)
--------------------------------------------------------------------------------

achieves a lower and more durable level of valuation. While we do not rely on the market to follow this pattern, it is a possibility that investors should consider carefully. Stocks may be priced to go nowhere over the coming years, but they will probably go nowhere in an interesting way. I believe that the ability to selectively accept and avoid market risk will be an important asset to investors in this environment.

     Meanwhile, in a bond market that is also not priced to deliver strong long-term returns, the sources of potential return must be something other than passive holding. This is precisely why the Strategic Total Return Fund has the flexibility to vary its overall maturity profile depending on market conditions, as well as the ability to make limited investments in alternatives such as Treasury Inflation Protected Securities, precious metals shares, utility stocks, foreign currencies, and foreign government bonds.

     While there is no assurance that this approach will outperform a passive investment in bonds, it is difficult to see how bond market strategies lacking this flexibility will maneuver through a low yielding environment with very thin credit spreads and an extraordinary overhang of government, consumer and corporate debt.

     As always, I have no particular forecast for the stock or bond markets over the coming year. Our approach simply does not rely on forecasts. Instead, we align the Funds with the prevailing Market Climates that we identify in stocks and bonds at any given time, based on specific, well-defined measures of valuation and market action. When the evidence shifts, our investment posture will shift as well. As we entered 2004, the Strategic Growth Fund remained moderately favorable toward stocks, while the Strategic Total Return Fund was moderately defensive toward bonds.

     I appreciate your investment in the Hussman Funds.

Best wishes,

John P. Hussman, Ph.D.

Weekly updates regarding market conditions and investment strategy, as well as special reports and analysis, are available at no charge at the Fund's website WWW.HUSSMANFUNDS.COM

The performance data quoted for the Fund represents past performance and the investment return of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


--------------------------------------------------------------------------------
                                                                               8

HUSSMAN INVESTMENT TRUST
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------


                                                   HUSSMAN          HUSSMAN
                                                  STRATEGIC     STRATEGIC TOTAL
                                                 GROWTH FUND       RETURN FUND
                                                 ------------    --------------
ASSETS
Investments in securities:
   At acquisition cost .....................   $  687,383,022      $ 34,202,867
                                               ==============      ============

   At value (Note 1) .......................   $  780,806,530      $ 35,019,093
Investments in money market funds ..........       32,378,052         4,665,500
Cash .......................................          500,000              --
Dividends and interest receivable ..........          838,148           215,016
Receivable for capital shares sold .........        2,706,112            53,584
Other assets ...............................           51,608            13,934
                                               --------------      ------------
   Total Assets ............................      817,280,450        39,967,127
                                               --------------      ------------


LIABILITIES
  Dividends payable ........................             --              12,324
  Written call options, at value (Notes 1 and 4)
     (premiums received $40,335,500) .......       45,013,750              --
  Payable for investment securities purchased            --           1,319,856
  Payable for capital shares redeemed ......          237,785             7,611
  Accrued investment advisory fees (Note 3)           698,774              --
  Payable to administrator (Note 3) ........           68,000             8,300
  Other accrued expenses ...................          104,489            25,293
                                               --------------      ------------
     Total Liabilities .....................       46,122,798         1,373,384
                                               --------------      ------------

NET ASSETS .................................   $  771,157,652      $ 38,593,743
                                               ==============      ============


Net assets consist of:
  Paid-in capital ..........................   $   688,174,81      $ 37,507,435
  Accumulated net investment income (loss) .       (1,079,029)              797
  Accumulated net realized gains (losses)
   from security transactions and
   option contracts ........................       (4,683,388)          269,245
  Net unrealized appreciation on investments
   and options .............................       88,745,258           736,638
  Net unrealized appreciation on translation
   of assets and liabilities in
   foreign currencies ......................             --              79,628
                                               --------------      ------------
NET ASSETS .................................   $   771,157,65      $ 38,593,743
                                               ==============      ============

Shares of beneficial interest outstanding
  (unlimited number of shares authorized,
   no par value) ...........................       50,345,368         3,641,108
                                               ==============      ============

Net asset value, offering price and
  redemption price price per share(a)
  (Note 1) .................................   $        15.32      $      10.60
                                               ==============      ============


(a)  Redemption  price  varies  based on length  of time  shares  are held.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
9

HUSSMAN INVESTMENT TRUST
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------


                                                   HUSSMAN          HUSSMAN
                                                  STRATEGIC     STRATEGIC TOTAL
                                                 GROWTH FUND       RETURN FUND
                                                 ------------    --------------
INVESTMENT INCOME
Dividends ..................................   $   3,251,870       $     52,096
Foreign withholding taxes on dividends .....             --                (267)
Interest ...................................             --             272,794
                                               --------------      ------------
   Total Income ............................        3,251,870           324,623
                                               --------------      ------------

EXPENSES
Investment advisory fees (Note 3) ..........        3,636,923            71,946
Administration fees (Note 3) ...............          268,979            17,985
Transfer agent, account maintenance and
   shareholder services fees (Note 3) ......          136,746             9,000
Custodian and bank service fees ............           67,563            11,228
Registration and filing fees ...............           48,400            15,299
Fund accounting fees (Note 3) ..............           43,730            16,186
Professional fees ..........................           22,532            22,032
Postage and supplies .......................           31,838             5,822
Trustees' fees and expenses ................           14,447             9,917
Printing of shareholder reports ............           14,918             3,684
Insurance expense ..........................           11,101               643
Other expenses .............................           33,722             5,414
                                               --------------      ------------
     Total Expenses ........................        4,330,899           189,156
Less fees waived and expenses reimbursed
 by the Adviser (Note 3) ...................             --             (81,237)
                                               --------------      ------------
     Net Expenses ..........................        4,330,899           107,919
                                               --------------      ------------

NET INVESTMENT INCOME (LOSS) ...............       (1,079,029)          216,704
                                               --------------      ------------

REALIZED AND UNREALIZED  GAINS  (LOSSES) ON
 INVESTMENTS,  OPTION  CONTRACTS AND
 FOREIGN CURRENCIES (NOTE 4)
Net realized gains (losses) from:
   Security transactions ...................       54,051,660           851,656
   Option contracts ........................      (42,741,745)             --
   Foreign currency transactions ...........             --              80,945
Net change in unrealized appreciation/
  depreciation on:
   Investments .............................       61,172,199           181,007
   Option contracts ........................       (6,819,625)             --
   Foreign currency translation ............             --              (1,920)
                                               --------------      ------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS,
  OPTION CONTRACTS AND FOREIGN CURRENCIES...       65,662,489         1,111,688
                                               --------------      ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS..   $   64,583,460      $  1,328,392
                                               ==============      ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                                                              10

HUSSMAN STRATEGIC GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                  SIX MONTHS
                                                     ENDED             YEAR
                                                  DECEMBER 31,         ENDED
                                                      2003            JUNE 30,
                                                  (UNAUDITED)           2003
                                                  -----------       -----------
FROM OPERATIONS
 Net investment income (loss) ..............   $   (1,079,029)     $ ( 625,304)
 Net realized gains (losses) from:
   Security transactions ...................       54,051,660        (3,058,255)
   Option contracts ........................      (42,741,745)        8,507,314
 Net change in unrealized appreciation/
   depreciation on:
   Investments .............................       61,172,199        45,889,879
   Option contracts ........................       (6,819,625)      (13,329,805)
                                                 ------------      ------------
Net increase in net assets resulting
 from operations ...........................       64,583,460        37,383,829
                                                 ------------      ------------

DISTRIBUTIONS TO SHAREHOLDERS
 From net realized gains ...................         (392,620)      (29,772,121)
                                                 ------------      ------------

FROM CAPITAL SHARE TRANSACTIONS
 Proceeds from shares sold .................      307,313,875       535,925,193
 Net asset value of shares issued in
  reinvestment of distributions
  to shareholders ..........................          367,109        27,707,111
 Proceeds from redemption fees
  collected (Note 1) .......................          251,262         1,511,290
 Payments for shares redeemed ..............     (112,893,208)     (234,169,641)
                                                 ------------      ------------
Net increase in net assets from capital
 share transactions ........................      195,039,038       330,973,953
                                                 ------------      ------------

TOTAL INCREASE IN NET ASSETS ...............      259,229,878       338,585,661
                                                 ------------      ------------

NET ASSETS
 Beginning of period .......................      511,927,774       173,342,113
                                                 ------------      ------------
 End of period .............................   $  771,157,652      $511,927,774
                                                 ============      ============

ACCUMULATED NET INVESTMENT INCOME (LOSS)....   $  ( 1,079,029)     $       --
                                                 ============      ============

CAPITAL SHARE ACTIVITY
 Sold ......................................       20,960,926        40,124,497
 Reinvested ................................           24,872         2,258,118
 Redeemed ..................................       (7,736,066)      (18,280,786)
                                                 ------------      ------------
 Net increase in shares outstanding ........       13,249,732        24,101,829
 Shares outstanding at beginning of period .       37,095,636        12,993,807
                                                 ------------      ------------
 Shares outstanding at end of period .......       50,345,368        37,095,636
                                                 ============      ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
11

HUSSMAN STRATEGIC TOTAL RETURN FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                  SIX MONTHS
                                                     ENDED             YEAR
                                                  DECEMBER 31,         ENDED
                                                      2003            JUNE 30,
                                                  (UNAUDITED)         2003(a)
                                                  -----------       -----------
FROM OPERATIONS
 Net investment income .....................   $      216,704      $    226,063
 Net realized gains from:
   Security transactions ...................          851,656           291,017
   Foreign currency transactions ...........           80,945               125
 Net change in unrealized appreciation/
   depreciation on:
   Investments .............................          181,007           555,631
   Foreign currency translation ............           (1,920)           81,548
                                                 ------------      ------------
Net increase in net assets resulting
 from operations ...........................        1,328,392         1,154,384
                                                 ------------      ------------

DISTRIBUTIONS TO SHAREHOLDERS
 From net investment income ................         (296,881)         (226,063)
 In excess of net investment income ........             --                 (96)
 From net realized gains ...................         (873,428)             --
                                                 ------------      ------------
Net decrease in net assets from
 distributions to shareholders .............       (1,170,309)         (226,159)
                                                 ------------      ------------

FROM CAPITAL SHARE TRANSACTIONS
 Proceeds from shares sold .................       23,321,302        20,504,306
 Net asset value of shares issued in
   reinvestment of distributions
   to shareholders .........................          916,641           171,365
 Proceeds from redemption fees collected
   (Note 1) ................................            4,398            21,326
 Payments for shares redeemed ..............       (4,789,379)       (2,642,524)
                                                 ------------      ------------
Net increase in net assets from capital
 share transactions ........................       19,452,962        18,054,473
                                                 ------------      ------------

TOTAL INCREASE IN NET ASSETS ...............       19,611,045        18,982,698
                                                 ------------      ------------

NET ASSETS
 Beginning of period .......................       18,982,698              --
                                                 ------------      ------------
 End of period .............................   $   38,593,743      $ 18,982,698
                                                 ============      ============

UNDISTRIBUTED NET INVESTMENT INCOME ........   $          797      $         29
                                                 ============      ============


CAPITAL SHARE ACTIVITY
 Sold ......................................        2,210,162         2,044,554
 Reinvested ................................           87,970            16,545
 Redeemed ..................................         (458,052)         (260,071)
                                                 ------------      ------------
 Net increase in shares outstanding ........        1,840,080         1,801,028
 Shares outstanding at beginning of period .        1,801,028              --
                                                 ------------      ------------
 Shares outstanding at end of period .......        3,641,108         1,801,028
                                                 ============      ============


(a) Represents the period from commencement of operations (September 12, 2003) through June 30, 2003.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                                                              12


HUSSMAN STRATEGIC GROWTH FUND
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------
                                               SIX MONTHS
                                                   ENDED         YEAR       YEAR      PERIOD
                                                DECEMBER 31,     ENDED      ENDED      ENDED
                                                   2003         JUNE 30,   JUNE 30,   JUNE 30,
                                                (UNAUDITED)       2003      2002      2001(a)
                                               ------------   ----------  ---------  ---------
Net asset value at beginning of period.......   $  13.80      $  13.34    $  12.20   $  10.00
                                                ---------     ---------   ---------  ---------

Income from investment operations:
 Net investment income (loss) ...............      (0.02)        (0.02)      (0.04)     (0.04)
 Net realized and unrealized gains on
   investments and options ..................       1.55          1.36        2.52       2.23
                                                ---------     ---------   ---------  ---------
Total from investment operations ............       1.53          1.34        2.48       2.19
                                                ---------     ---------   ---------  ---------

Distributions from net realized gains .......      (0.01)        (0.93)     ( 1.35)        --
                                                ---------     ---------   ---------  ---------

Proceeds from redemption fees
 collected (Note 1) .........................       0.00          0.05        0.01       0.01
                                                ---------     ---------   ---------  ---------

Net asset value at end of period ............   $  15.32      $  13.80    $  13.34   $  12.20
                                                =========     =========   =========  =========

Total return ................................      11.08%(c)     11.25%      22.24%     22.00%(c)
                                                =========     =========   =========  =========


Net assets at end of period (000's) .........   $771,158      $511,928    $173,342   $ 20,228
                                                =========     =========   =========  =========

Ratio of net expenses to average
 net assets(b) ..............................       1.39%(d)      1.45%       1.99%      1.99%(d)

Ratio of net investment income (loss) to
 average net assets .........................     ( 0.35%)(d)    (0.15%)     (0.81%)   (0.53%)(d)

Portfolio turnover rate .....................         90%(d)       123%        199%        55%(d)

(a) Represents the period from the commencement of operations (July 24, 2000) through June 30, 2001.

(b) Absent investment advisory fees waived by the Adviser, the ratios of expenses to average net assets would have been 2.03% and 2.36%(d) for the periods ended June 30, 2002 and 2001, respectively.

(c)  Not annualized.

(d)  Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
13


HUSSMAN STRATEGIC TOTAL RETURN FUND
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------

                                                  SIX MONTHS
                                                     ENDED           PERIOD
                                                  DECEMBER 31,        ENDED
                                                      2003           JUNE 30,
                                                  (UNAUDITED)        2003(a)
                                                  -----------      ----------
Net asset value at beginning of period .......  $    10.54        $    10.00
                                                 ----------        ----------

Income from investment operations:
 Net investment income .......................        0.11              0.14
 Net realized and unrealized gains on
  investments and foreign currencies .........        0.42              0.52
                                                 ----------        ----------
Total from investment operations .............        0.53              0.66
                                                 ----------        ----------

Less distributions:
 Dividends from net investment income ........       (0.11)            (0.14)
 Distributions from net realized gains .......       (0.36)             --
                                                 ----------        ----------
Total distributions ..........................       (0.47)             --
                                                 ----------        ----------

Proceeds from redemption fees collected
 (Note 1) ....................................        0.00              0.02
                                                 ----------        ----------

Net asset value at end of period .............  $    10.60        $    10.54
                                                ===========        ==========


Total return .................................        5.17%(c)          6.81%(c)
                                                ===========        ==========


Net assets at end of period (000's)...........  $   38,594        $   18,983
                                                ===========        ==========



Ratio of net expenses to average net assets ..        0.90%(d)          0.90%(d)

Ratio of net investment income to average
 net assets ..................................        1.80%(d)          1.99%(d)

Portfolio turnover rate ......................         173%(d)           151%(d)

(a) Represents the period from the commencement of operations (September 12, 2002) through June 30, 2003.

(b) Absent investment advisory fees waived and expenses reimbursed by the Adviser, the ratios of expenses to average net assets would have been 1.57%(d) and 2.32%(d) for the periods ended December 31, 2003 and June 30, 2003, respectively.

(c)  Not annualized.

(d)  Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                                                              14

HUSSMAN STRATEGIC GROWTH FUND
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

    SHARES    COMMON STOCKS -- 100.32%                                VALUE
--------------------------------------------------------------------------------

              AUTO COMPONENTS -- 1.36%
    40,000    ArvinMeritor, Inc. ...............................   $  964,800
    51,500    Lear Corp. .......................................    3,158,495
    80,000    Magna International, Inc. ........................    6,404,000
                                                                   ----------
                                                                   10,527,295
                                                                   ----------

              BEVERAGES -- 0.36%
    50,000    Adolph Coors Co. - Class B .......................    2,805,000
                                                                   ----------

              BIOTECHNOLOGY -- 4.28%
   100,000    Andrx Corp. (a) ..................................    2,404,000
   267,800    Applera Corp. - Applied Biosystems Group .........    5,546,138
   142,800    Applied Molecular Evolution, Inc. (a) ............    2,541,840
   172,500    Biogen Idec, Inc. (a) ............................    6,344,550
   350,000    Covance, Inc. (a) ................................    9,380,000
    57,800    CuraGen Corp. (a) ................................      423,674
    75,000    Flamel Technologies S.A. - ADR (a) ...............    2,009,250
    81,900    MedImmune, Inc. (a) ..............................    2,080,260
   250,000    Nanogen, Inc. (a) ................................    2,252,500
                                                                   ----------
                                                                   32,982,212
                                                                   ----------
              BUILDING PRODUCTS-- 0.10%
    16,900    Griffon Corp. (a) ................................      342,394
    19,500    Rollins, Inc. ....................................      439,725
                                                                   ----------
                                                                      782,119
                                                                   ----------
              CHEMICALS -- 1.35%
   229,600    Albany Molecular Research, Inc. (a) ..............    3,448,592
    50,000    Cabot Microelectronics Corp. (a) .................    2,450,000
   139,100    Lubrizol Corp. (The) .............................    4,523,532
                                                                   ----------
                                                                   10,422,124
                                                                   ----------
              COMMERCIAL SERVICES AND SUPPLIES -- 0.61%
   200,000    Convergys Corp. (a) ..............................    3,492,000
    60,000    Sensient Technologies Corp. ......................    1,186,200
                                                                   ----------
                                                                    4,678,200
                                                                   ----------

              COMMUNICATIONS EQUIPMENT -- 2.04%
   148,000    Adaptec, Inc. (a) ................................    1,306,840
   100,000    Motorola, Inc. ...................................    1,407,000
   100,000    Research In Motion Ltd. (a) ......................    6,683,000
   600,000    Tellabs, Inc. (a) ................................    5,058,000
    50,000    Thermo Electron Corp. (a) ........................    1,260,000
                                                                   ----------
                                                                   15,714,840
                                                                   ----------



--------------------------------------------------------------------------------
15

HUSSMAN STRATEGIC GROWTH FUND
PORTFOLIO OF INVESTMENT (CONTINUED)
--------------------------------------------------------------------------------

DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES      COMMON STOCKS -- 100.32% (continued)                    VALUE
--------------------------------------------------------------------------------

              COMPUTERS AND PERIPHERALS-- 1.56%
   155,000    Ambient Corp. (a) ................................   $   24,025
   150,000    Gateway, Inc. (a) ................................      690,000
   150,000    Hewlett-Packard Co. ..............................    3,445,500
   100,000    Lexmark International, Inc. (a) ..................    7,864,000
                                                                   ----------
                                                                   12,023,525
                                                                   ----------
              CONSTRUCTION AND ENGINEERING-- 0.51%
   100,000    Fluor Corp. ......................................    3,964,000
                                                                   ----------

              CONSTRUCTION MATERIALS -- 0.32%
   100,000    Nanophase Technologies Corp. (a) .................      809,000
   100,000    USG Corp. (a) ....................................    1,657,000
                                                                   ----------
                                                                    2,466,000
                                                                   ----------
              CONTAINERS AND PACKAGING-- 0.02%
     3,100    AptarGroup, Inc. .................................      120,900
                                                                   ----------

              DISTRIBUTORS -- 0.02%
     6,300    Handleman Co. ....................................      129,339
                                                                   ----------

              DIVERSIFIED FINANCIALS-- 0.85%
    50,000    H & R Block, Inc. ................................    2,768,500
   100,000    SLM Corp. ........................................    3,768,000
                                                                   ----------
                                                                    6,536,500
                                                                   ----------

              DIVERSIFIED TELECOMMUNCATION SERVICES-- 3.25%
    40,000    Alltel Corp. .....................................    1,863,200
   125,000    BellSouth Corp. ..................................    3,537,500
    50,000    Nokia Corp. - ADR ................................      850,000
   250,000    SBC Communications, Inc. .........................    6,517,500
   750,000    Sprint Corp. - FON Group .........................   12,315,000
                                                                   ----------
                                                                   25,083,200
                                                                   ----------
              ELECTRICAL EQUIPMENT -- 2.22%
   700,000    American Power Conversion Corp. ..................   17,115,000
                                                                   ----------

              ELECTRIC UTILITIES-- 0.24%
    40,000    Ameren Corp. .....................................    1,840,000
                                                                   ----------



--------------------------------------------------------------------------------
                                                                              16

HUSSMAN STRATEGIC GROWTH FUND
PORTFOLIO OF INVESTMENT (CONTINUED)
--------------------------------------------------------------------------------

DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES      COMMON STOCKS -- 100.32% (continued)                    VALUE
--------------------------------------------------------------------------------

              ELECTRONIC EQUIPMENT AND INSTRUMENTS-- 1.29%
   105,800    Emerson Radio Corp. (a) ..........................  $   397,808
    49,900    FEI Co. (a) ......................................    1,122,750
   100,000    Flextronics International Ltd. (a) ...............    1,484,000
   500,000    Nano-Proprietary, Inc. (a) .......................    1,365,000
   109,800    RSA Security, Inc. (a) ...........................    1,559,160
   250,000    Sanmina-SCI Corp. (a) ............................    3,152,500
    25,000    Waters Corp. (a) .................................      829,000
                                                                  -----------
                                                                    9,910,218
                                                                  -----------

              ENERGY EQUIPMENT AND SERVICES -- 0.62%
    50,000    Distributed Energy Systems Corp. (a) .............      143,000
   100,000    Valero Energy Corp. ..............................    4,634,000
                                                                  -----------
                                                                    4,777,000
                                                                  -----------

              FOOD AND DRUG RETAIL -- 0.32%
    50,000    Albertson's, Inc. ................................    1,132,500
   135,200    Winn-Dixie Stores, Inc. ..........................    1,345,240
                                                                  -----------
                                                                    2,477,740
                                                                  -----------

              FOOD PRODUCTS -- 1.54%
     6,900    American Italian Pasta Co. - Class A (a) .........      289,110
    75,000    Archer-Daniels-Midland Co. .......................    1,141,500
    75,000    Fresh Del Monte Produce, Inc. ....................    1,787,250
    50,000    Kraft Foods, Inc. ................................    1,611,000
   125,000    William Wrigley Jr. Co. ..........................    7,026,250
                                                                  -----------
                                                                   11,855,110
                                                                  -----------
              GAS UTILITIES -- 0.29%
    75,000    Sempra Energy ....................................    2,254,500
                                                                  -----------

              HEALTH CARE EQUIPMENT AND SUPPLIES -- 11.18%
    60,000    Advanced Neuromodulation Systems, Inc. (a) .......    2,758,800
   146,800    Becton, Dickinson and Co. ........................    6,039,352
   300,000    Biosite, Inc. (a) ................................    8,685,000
   100,000    CTI Molecular Imaging, Inc. (a) ..................    1,691,000
   100,000    Cytyc Corp. (a) ..................................    1,376,000
   250,000    Guidant Corp. ....................................   15,050,000
   200,000    Haemonetics Corp. (a) ............................    4,778,000
   125,000    Hillenbrand Industries, Inc. .....................    7,757,500
   300,000    Laboratory Corp. of America Holdings (a) .........   11,085,000
   106,700    Mentor Corp. .....................................    2,567,202
     1,200    Neogen Corp. (a) .................................       29,724



--------------------------------------------------------------------------------
17

HUSSMAN STRATEGIC GROWTH FUND
PORTFOLIO OF INVESTMENT (CONTINUED)
--------------------------------------------------------------------------------

DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES      COMMON STOCKS -- 100.32% (continued)                    VALUE
--------------------------------------------------------------------------------

              HEALTH CARE EQUIPMENT AND SUPPLIES -- 11.18% (continued)
   250,000    Orthodontic Centers of America, Inc. (a) .........  $ 2,012,500
    53,300    ResMed, Inc. (a) .................................    2,214,082
    50,000    Respironics, Inc. (a) ............................    2,254,500
   400,000    Steris Corp. (a) .................................    9,040,000
   250,000    Zoll Medical Corp. (a) ...........................    8,870,000
                                                                  -----------
                                                                   86,208,660
                                                                  -----------

              HEALTH CARE PROVIDERS AND SERVICES-- 5.73%
    58,000    Aetna, Inc. ......................................    3,919,640
   143,000    Chronimed, Inc. (a) ..............................    1,212,640
    50,000    HCA, Inc. ........................................    2,148,000
   150,000    Health Net, Inc. (a) .............................    4,905,000
   350,000    Healthsouth Corp. (a) ............................    1,603,000
    30,150    Medco Health Solutions, Inc. (a) .................    1,024,798
    75,000    Oxford Health Plans, Inc. (a) ....................    3,262,500
   229,200    PacifiCare Health Systems, Inc. (a) ..............   15,493,920
   157,700    Priority Healthcare Corp. - Class B (a) ..........    3,802,147
    87,300    Renal Care Group, Inc. (a) .......................    3,596,760
   200,000    Tenet Healthcare Corp. ...........................    3,210,000
                                                                  -----------
                                                                   44,178,405
                                                                  -----------
              HOTELS, RESTAURANTS AND LEISURE -- 3.02%
    50,000    Applebee's International, Inc. ...................    1,963,500
    50,000    California Pizza Kitchen, Inc. (a) ...............    1,006,500
    50,000    CBRL Group, Inc. .................................    1,913,000
   125,000    Lone Star Steakhouse & Saloon, Inc. ..............    2,897,500
   150,000    McDonald's Corp. .................................    3,724,500
   247,500    Outback Steakhouse, Inc. .........................   10,941,975
    25,000    Papa John's International, Inc. (a) ..............      834,500
                                                                  -----------
                                                                   23,281,475
                                                                  -----------
              HOUSEHOLD DURABLES -- 3.93%
   250,000    American Greetings Corp. - Class A (a) ...........    5,467,500
    25,000    KB Home ..........................................    1,813,000
   100,000    Lancaster Colony Corp. ...........................    4,516,000
   450,000    Linens 'n Things, Inc. (a) .......................   13,536,000
   100,000    Newell Rubbermaid, Inc. ..........................    2,277,000
    50,000    Tupperware Corp. .................................      867,000
    25,000    Whirlpool Corp. ..................................    1,816,250
                                                                  -----------
                                                                   30,292,750
                                                                  -----------
              HOUSEHOLD PRODUCTS-- 1.66%
    49,900    Blyth, Inc. ......................................    1,607,778
   100,000    Kimberly-Clark Corp. .............................    5,909,000
   100,000    Wal-Mart Stores, Inc. ............................    5,305,000
                                                                  -----------
                                                                   12,821,778
                                                                  -----------

--------------------------------------------------------------------------------
                                                                              18

HUSSMAN STRATEGIC GROWTH FUND
PORTFOLIO OF INVESTMENT (CONTINUED)
--------------------------------------------------------------------------------

DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES      COMMON STOCKS -- 100.32% (continued)                    VALUE
--------------------------------------------------------------------------------

              INDUSTRIAL CONGLOMERATES -- 0.05%
    50,000    Gerber Scientific, Inc. (a) ......................   $  398,000
                                                                  -----------

              INFORMATION TECHNOLOGY CONSULTING AND SERVICES-- 1.91%
    50,000    Computer Sciences Corp. (a) ......................    2,211,500
   250,000    Electronic Data Systems Corp. ....................    6,135,000
   190,000    Synopsys, Inc. (a) ...............................    6,414,400
                                                                  -----------
                                                                   14,760,900
                                                                  -----------
              INSURANCE -- 1.62%
    87,014    Aegon N.V. - American Regular Shares .............    1,287,807
   400,000    Aon Corp. ........................................    9,576,000
    50,000    Principal Financial Group, Inc. ..................    1,653,500
                                                                  -----------
                                                                   12,517,307
                                                                  -----------
              INTERNET SOFTWARE AND SERVICES -- 2.51%
   450,000    Check Point Software Technologies, Ltd. (a) ......    7,569,000
    25,000    eBay, Inc. (a) ...................................    1,614,750
    24,000    Internet Security Systems, Inc. (a) ..............      451,920
   300,000    Red Hat, Inc. (a) ................................    5,631,000
   250,000    VeriSign, Inc. (a) ...............................    4,075,000
                                                                  -----------
                                                                   19,341,670
                                                                  -----------
              LEISURE EQUIPMENT AND PRODUCTS -- 4.12%
   314,800    Borders Group, Inc. (a) ..........................    6,900,416
   297,900    Callaway Golf Co. ................................    5,019,615
   600,000    Eastman Kodak Co. ................................   15,402,000
    16,800    Fuji Photo Film Co., Ltd. - ADR ..................      551,040
   100,000    Mattel, Inc. .....................................    1,927,000
   141,800    Nautilus Group, Inc. (The) .......................    1,992,290
                                                                  -----------
                                                                   31,792,361
                                                                  -----------
              MEDIA -- 1.03%
   100,000    Comcast Corp - Special Class A (a) ...............    3,128,000
   142,300    Scholastic Corp. (a) .............................    4,843,892
                                                                  -----------
                                                                    7,971,892
                                                                  -----------
              MULTILINE RETAIL -- 1.82%
   300,000    American Eagle Outfitters, Inc. (a) ..............    4,920,000
   100,000    BJ's Wholesale Club, Inc. (a) ....................    2,296,000
    40,000    Catalina Marketing Corp. (a) .....................      806,400
   200,000    Dollar Tree Stores, Inc. (a) .....................    6,012,000
                                                                  -----------
                                                                   14,034,400
                                                                  -----------
              OFFICE ELECTRONICS-- 0.31%
    50,000    Canon, Inc. - ADR ................................    2,382,000
                                                                  -----------


--------------------------------------------------------------------------------
19

HUSSMAN STRATEGIC GROWTH FUND
PORTFOLIO OF INVESTMENT (CONTINUED)
--------------------------------------------------------------------------------

DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES      COMMON STOCKS -- 100.32% (continued)                    VALUE
--------------------------------------------------------------------------------

              OIL AND GAS -- 5.92%
    50,000    Amerada Hess Corp. ...............................  $ 2,658,500
    50,000    BP Amoco PLC - ADR ...............................    2,467,500
    44,400    Burlington Resources, Inc. .......................    2,458,872
    75,000    Cabot Corp. ......................................    2,388,000
    11,000    EOG Resources, Inc. ..............................      507,870
   134,000    Exxon Mobil Corp. ................................    5,494,000
    50,000    Marathon Oil Corp. ...............................    1,654,500
       100    MKS Instruments, Inc. (a) ........................        2,900
   100,000    Newfield Exploration Co. (a) .....................    4,454,000
    50,000    Petro-Canada .....................................    2,466,000
   333,700    Petroleo Brasileiro S.A. - ADR ...................    9,757,388
   162,900    PPL Corp. ........................................    7,126,875
   100,000    Stone Energy Corp. (a) ...........................    4,245,000
                                                                  -----------
                                                                   45,681,405
                                                                  -----------
              PAPER AND FOREST PRODUCTS -- 0.08%
    10,000    Minerals Technologies, Inc. ......................      592,500
                                                                  -----------

              PERSONAL PRODUCTS -- 0.52%
   175,000    Nu Skin Enterprises, Inc. - Class A ..............    2,990,750
    35,000    Ocular Sciences, Inc. (a) ........................    1,004,850
                                                                  -----------
                                                                    3,995,600
                                                                  -----------
              PHARMACEUTICALS -- 9.85%
     2,400    Accredo Health, Inc. (a) .........................       75,864
   250,000    Alpharma, Inc. - Class A .........................    5,025,000
   565,800    Altair Nanotechnologies, Inc. (a) ................    1,488,054
   150,000    Biovail Corp. (a) ................................    3,223,500
   200,000    Bristol-Myers Squibb Co. .........................    5,720,000
   100,000    Elan Corp. PLC - ADR (a) .........................      689,000
   100,000    Esperion Therapeutics, Inc. (a) ..................    3,461,000
   100,000    Johnson & Johnson ................................    5,166,000
   850,700    King Pharmaceuticals, Inc. (a) ...................   12,981,682
   400,000    Merck & Co., Inc. ................................   18,480,000
   150,000    Novartis AG - ADR ................................    6,883,500
    25,000    Omnicare, Inc. ...................................    1,009,750
   174,500    Pharmaceutical Product Development, Inc. (a) .....    4,706,265
   250,000    Pharmacopeia, Inc. (a) ...........................    3,552,500
   200,000    Schering-Plough Corp. ............................    3,478,000
                                                                  -----------
                                                                   75,940,115
                                                                  -----------
              REAL ESTATE -- 0.47%
    75,000    Standard Pacific Corp. ...........................    3,641,250
                                                                  -----------


--------------------------------------------------------------------------------
                                                                              20

HUSSMAN STRATEGIC GROWTH FUND
PORTFOLIO OF INVESTMENT (CONTINUED)
--------------------------------------------------------------------------------

DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES      COMMON STOCKS -- 100.32% (continued)                    VALUE
--------------------------------------------------------------------------------

              SEMICONDUCTOR EQUIPMENT AND PRODUCTS-- 1.73%
    50,000    Nanometrics, Inc. (a) ............................   $  735,500
   435,000    Taiwan Semiconductor Manufacturing Co., Ltd.-ADR(a)   4,454,400
   289,000    Veeco Instruments, Inc. (a) ......................    8,149,800
                                                                  -----------
                                                                   13,339,700
                                                                   ----------
              SOFTWARE -- 4.39%
   150,000    John H. Harland Co. ..............................    4,095,000
   766,100    Macromedia, Inc. (a) .............................   13,667,224
   300,000    Microsoft Corp. ..................................    8,262,000
   200,000    Novell, Inc. (a) .................................    2,104,000
   150,000    NVIDIA Corp. (a) .................................    3,487,500
   100,000    PeopleSoft, Inc. (a) .............................    2,280,000
                                                                  -----------
                                                                   33,895,724
                                                                  -----------
              SPECIALTY RETAIL -- 10.29%
   475,000    Abercrombie & Fitch Co. - Class A (a) ............   11,737,250
   320,000    Barnes & Noble, Inc. (a) .........................   10,512,000
   200,000    Blockbuster, Inc. - Class A ......................    3,590,000
    50,000    Children's Place Retail Stores, Inc. (The) (a) ...    1,336,500
   275,000    Circuit City Stores, Inc. ........................    2,785,750
    43,200    Estee Lauder Co. (The) - Class A .................    1,696,032
   650,000    Gap, Inc. (The) ..................................   15,086,500
   450,000    Home Depot, Inc. (The) ...........................   15,970,500
   250,000    Limited Brands ...................................    4,507,500
    50,000    Men's Warehouse, Inc. (The) (a) ..................    1,250,500
   100,000    Office Depot, Inc. (a) ...........................    1,671,000
   100,000    School Specialty, Inc. (a) .......................    3,401,000
   250,000    Toys "R" Us, Inc. (a) ............................    3,160,000
    50,000    Zale Corp. (a) ...................................    2,660,000
                                                                  -----------
                                                                   79,364,532
                                                                  -----------
              TEXTILES & Apparel -- 5.03%
   225,000    Jones Apparel Group, Inc. ........................    7,926,750
   175,000    Liz Claiborne, Inc. ..............................    6,205,500
    80,000    Nike, Inc. - Class B .............................    5,476,800
   167,600    Oakley, Inc. (a) .................................    2,319,584
   100,000    Reebok International Ltd. ........................    3,932,000
   100,000    Stride Rite Corp. (The) ..........................    1,138,000
   400,000    Tommy Hilfiger Corp. (a) .........................    5,924,000
   135,000    V.F. Corp. .......................................    5,837,400
                                                                  -----------
                                                                   38,760,034
                                                                  -----------

              TOTAL COMMON STOCKS (Cost $677,978,022)           $ 773,657,280
                                                                -------------


--------------------------------------------------------------------------------
21

HUSSMAN STRATEGIC GROWTH FUND
PORTFOLIO OF INVESTMENT (CONTINUED)
--------------------------------------------------------------------------------

DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

  CONTRACTS   PUT OPTION CONTRACTS-- 0.93%                            VALUE
--------------------------------------------------------------------------------

     3,500    Russell 2000 Index Option, 03/20/04 at $490 ......  $ 2,135,000
     1,000    Russell 2000 Index Option, 03/20/04 at $520 ......    1,145,000
     2,750    S&P 100 Index Option, 02/21/04 at $540 ...........    2,604,250
     2,750    S&P 100 Index Option, 03/20/04 at $500 ...........    1,265,000
                                                                  -----------

              TOTAL PUT OPTION CONTRACTS (Cost $9,405,000) .....  $ 7,149,250
                                                                  -----------


    SHARES    MONEY MARKETS -- 4.20%                                  VALUE
--------------------------------------------------------------------------------

 32,378,052   First American Treasury Obligation Fund - Class S
                  (Cost $32,378,052)............................  $32,378,052
                                                                  -----------

              TOTAL INVESTMENTS AND MONEY MARKETS AT VALUE -- 105.45%
                  (Cost $719,761,074)........................... $813,184,582

              LIABILITIES IN EXCESS OF OTHER ASSETS-- (5.45%)...  (42,026,930)
                                                                  -----------

              NET ASSETS-- 100.00%.............................. $ 771,157,652
                                                                  ============


(a)  Non-income producing security.


HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF OPEN OPTIONS WRITTEN
--------------------------------------------------------------------------------

DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                    VALUE OF         PREMIUMS
  CONTRACTS   WRITTEN CALL OPTIONS                   OPTIONS         RECEIVED
--------------------------------------------------------------------------------
 3,500        Russell 2000 Index Option,
                03/20/04 at $490................ $  25,550,000    $ 25,543,000
 1,000        Russell 2000 Index Option,
                03/20/04 at $520................     4,842,000       4,898,000
 2,750        S&P 100 Index Option,
                03/20/04 at $500................    14,621,750       9,894,500
                                                 -------------    ------------
                                                 $  45,013,750    $ 40,335,500
                                                 =============    ============

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
                                                                              22

HUSSMAN STRATEGIC TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

    SHARES    COMMON STOCKS -- 19.73%                                 VALUE
--------------------------------------------------------------------------------
              ELECTRICAL EQUIPMENT-- 0.50%
    10,000    Endesa S.A. - ADR ................................   $  191,000
                                                                   -----------

              ELECTRIC UTILITIES-- 4.38%
     4,000    Ameren Corp. .....................................      184,000
    35,000    Korea Electric Power Corp. - ADR .................      363,650
    25,000    MDU Resources Group, Inc. ........................      595,250
    12,500    Public Service Enterprise Group, Inc. ............      547,500
                                                                   -----------
                                                                    1,690,400
                                                                   -----------
              ENERGY EQUIPMENT AND SERVICES-- 0.76%
    14,000    DPL, Inc. ........................................      292,320
                                                                   -----------

              GAS UTILITIES -- 4.10%
     3,500    Nicor, Inc. ......................................      119,140
    25,000    Sempra Energy ....................................      751,500
       500    UGI Corp. ........................................       16,950
    25,000    WGL Holdings, Inc. ...............................      694,750
                                                                   -----------
                                                                    1,582,340
                                                                   -----------
              METALS AND MINING -- 6.27%
    30,000    Barrick Gold Corp. ...............................      681,300
    15,000    Newmont Mining Corp. .............................      729,150
    40,000    Placer Dome, Inc. ................................      716,400
    35,000    USEC, Inc. .......................................      294,000
                                                                   -----------
                                                                    2,420,850
                                                                   -----------
              OIL AND GAS -- 3.72%
    25,000    PPL Corp. ........................................    1,093,750
    10,000    Scana Corp. ......................................      342,500
                                                                   -----------
                                                                    1,436,250
                                                                   -----------

              TOTAL COMMON STOCKS (Cost $7,040,344).............  $ 7,613,160
                                                                  ------------


  PAR VALUE   U.S. TREASURY OBLIGATIONS -- 62.26%                      VALUE
--------------------------------------------------------------------------------
              U.S. TREASURY BILLS -- 12.94%
$5,000,000    Discount note, due 02/26/2004 ....................   $4,993,890
                                                                   -----------

              U.S. TREASURY INFLATION-PROTECTION NOTES-- 23.23%
 2,657,450    3.50%, due 01/15/2011 ............................    2,987,141
 2,083,820    3.375%, due 01/15/2012 ...........................    2,332,414
 2,813,475    3.875%, due 04/15/2029 ...........................    3,646,089
                                                                   -----------
                                                                    8,965,644
                                                                   -----------
              U.S. TREASURY NOTES -- 26.09%
10,000,000    3.625%, due 03/31/2004 ...........................   10,067,970
                                                                   -----------

              TOTAL U.S. TREASURY OBLIGATIONS (Cost $23,849,517) $ 24,027,504
                                                                   -----------


--------------------------------------------------------------------------------
23

HUSSMAN STRATEGIC TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

  PAR VALUE   U.S. GOVERNMENT AGENCY OBLIGATIONS-- 8.14%              VALUE
--------------------------------------------------------------------------------
              FEDERAL FARM CREDIT BANK-- 1.02%
$  400,000    2.625%, due 09/24/2007 ...........................   $  393,612
                                                                  ------------

              FEDERAL HOME LOAN BANK -- 1.93%
   750,000    2.22%, due 09/12/2006 ............................      744,893
                                                                  ------------

              FEDERAL NATIONAL MORTGAGE ASSOCIATION-- 5.19%
 1,500,000     2.25%, due 12/30/2005 ............................   1,507,559
JPY 50,000,000 2.125%, due 10/09/2007 ...........................     495,956
                                                                  ------------
                                                                    2,003,515
                                                                  ------------
              TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
              (Cost $3,100,700)................................. $  3,142,020
                                                                  ------------


  PAR VALUE   FOREIGN GOVERNMENT OBLIGATIONS - 0.61%                  VALUE
--------------------------------------------------------------------------------
              CANADIAN GOVERNMENT NOTE -- 0.61%
JPY 25,000,000 0.70%, due 03/20/2006 (Cost $212,306)............ $    236,409
                                                                  ------------


    SHARES    MONEY MARKETS -- 12.09%                                  VALUE
--------------------------------------------------------------------------------
  4,665,500   First American Treasury Obligation Fund - Class S
               (Cost $4,665,500)................................ $  4,665,500
                                                                  ------------

              TOTAL INVESTMENTS AND MONEY MARKETS AT VALUE-- 102.83%
              (Cost $38,868,367)................................ $ 39,684,593

              LIABILITIES IN EXCESS OF OTHER ASSETS-- (2.83%)...  ( 1,090,850)
                                                                  ------------

              NET ASSETS-- 100.00%.............................. $ 38,593,743
                                                                  ===========


JPY - Japanese Yen
See accompanying notes to financial statements.




--------------------------------------------------------------------------------
                                                                              24

HUSSMAN INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
     The Hussman Strategic Growth Fund and the Hussman Strategic Total Return Fund (individually, a "Fund", and collectively, the "Funds") are each a series of Hussman Investment Trust (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Each Fund is authorized to issue an unlimited number of shares.

     As part of the Trust's organization, the Hussman Strategic Growth Fund issued in a private placement 10,000 shares of beneficial interest to Hussman Econometrics Advisors, Inc. (the "Adviser") at $10.00 a share on June 20, 2000. The Fund commenced operations on July 24, 2000. The Hussman Strategic Total Return Fund commenced operations on September 12, 2002.

     The Hussman Strategic Growth Fund's investment objective is to provide long-term capital appreciation, with added emphasis on protection of capital during unfavorable market conditions.

     The Hussman Strategic Total Return Fund's investment objective is to provide long-term total return from income and capital appreciation, with added emphasis on protection of capital during unfavorable market conditions.

     SECURITIES AND OPTIONS VALUATION -- The Funds' portfolio securities are valued at market value as of the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 Eastern time) on each business day the NYSE is open. Securities, other than options, listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the last bid price on the NYSE or other primary exchange for that day. Securities traded on a foreign stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sales price, if available, otherwise at the mean of the closing bid and asked prices. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a pricing quotation service.


--------------------------------------------------------------------------------
25

HUSSMAN INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------


     Pursuant to valuation procedures approved by the Board of Trustees, options traded on a national securities exchange are valued at a price between the closing bid and ask prices determined by the Adviser to most closely reflect market value as of the time of computation of net asset value. As of December 31, 2003, all options held by the Hussman Strategic Growth Fund have been valued in this manner. Options not traded on a national securities exchange or board of trade, but for which over-the-counter market quotations are readily available, are valued at the mean of their closing bid and ask prices. Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their daily settlement value as of the close of such commodities exchanges.

     Fixed income securities not traded or dealt in upon any securities exchange but for which over-the-counter market quotations are readily available generally shall be valued at the mean of their closing bid and asked prices. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service. The Board of Trustees will review and monitor the methods used by such services to assure itself that securities are appropriately valued. The fair value of securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances. In the event that market quotations are not readily available or are determined by the Adviser to not be reflective of fair market value due to market events or developments, securities and options are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees.

     FUTURES CONTRACTS AND OPTION TRANSACTIONS -- The Hussman Strategic Growth Fund may purchase and write put and call options on broad-based stock indices. The Fund may also purchase and write call and put options on individual securities. The Hussman Strategic Total Return Fund may use financial futures contracts and related options to hedge against changes in the market value of its portfolio securities that it intends to purchase. The Fund may also purchase a foreign currency option to establish or modify the Fund's exposure to foreign currencies, or an interest rate futures contract to protect against a decline in the value of its portfolio or to gain exposure to securities which the Fund otherwise wishes to purchase.

     When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is recorded in the liabilities section of the Fund's Statement of Assets and Liabilities and is subsequently valued. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of


--------------------------------------------------------------------------------
                                                                              26

HUSSMAN INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

a closing purchase transaction exceeds the net premium received when the option is sold) and the liability related to such option will be eliminated. If an option is exercised, the Fund may deliver the underlying security in the open market. In this event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

     REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements with certain banks or non-bank dealers. The value of the underlying securities will be monitored on an ongoing basis to ensure that the value always equals or exceeds the repurchase price plus accrued interest.

     FOREIGN CURRENCY TRANSLATION -- Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

     A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.

     B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective date of such transactions.

     C. The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

     Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in exchange rates.

     SHARE VALUATION AND REDEMPTION FEES -- The net asset value of each Fund is calculated at the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for business. The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share, except that shares of each Fund are


--------------------------------------------------------------------------------
27

HUSSMAN INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

subject to a redemption fee of 1.5% if redeemed within six months of the date of purchase. During the periods ended December 31, 2003 and June 30, 2003, proceeds from redemption fees totaled $251,262 and $1,511,290, respectively, for the Hussman Strategic Growth Fund and $4,398 and $21,326, respectively, for the Hussman Strategic Total Return Fund.

     INVESTMENT INCOME -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on fixed income securities are amortized using the interest method.

     DISTRIBUTIONS TO SHAREHOLDERS -- Dividends arising from net investment income, if any, are declared and paid annually to shareholders of the Hussman Strategic Growth Fund and are declared and paid quarterly to shareholders of the Hussman Strategic Total Return Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once a year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either temporary or permanent in nature and are primarily due to timing differences in the recognition of capital gains or losses for option transactions, losses deferred due to wash sales and treatment for foreign currency transactions.

     The tax character of distributions paid during the periods ended December 31, 2003 and June 30, 2003 were as follows:

                                                                 Long-Term
                        Periods      Ordinary      Capital          Total
                         Ended        Income        Gains        Distributions
--------------------------------------------------------------------------------
Hussman Strategic      12/31/03   $        --    $    392,620   $    392,620
 Growth Fund            6/30/03   $ 13,032,474   $ 16,739,647   $ 29,772,121
--------------------------------------------------------------------------------
Hussman Strategic      12/31/03   $  1,170,309   $        --    $  1,170,309
 Total Return Fund      6/30/03   $    226,159   $        --    $    226,159


     ORGANIZATION EXPENSES -- All costs incurred by the Trust in connection with the organization of the Funds and the initial public offering of shares of the Funds, principally professional fees and printing, were initially paid by the Adviser. Costs related to the Hussman Strategic Growth Fund have been recovered by the Adviser pursuant to the Expense Limitation Agreement. Costs related to the Hussman Strategic Total Return Fund are subject to recovery by the Adviser pursuant to the Expense Limitation Agreement (See Note 3).


--------------------------------------------------------------------------------
                                                                              28

HUSSMAN INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

     SECURITY TRANSACTIONS -- Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis.

     ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

     FEDERAL INCOME TAX -- It is each Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

     In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

     The following information is computed on a tax basis for each item as of December 31, 2003:

                                                  HUSSMAN            HUSSMAN
                                                 STRATEGIC       STRATEGIC TOTAL
                                                GROWTH FUND        RETURN FUND
                                              --------------     ---------------

Cost of portfolio investments ..............  $  647,047,522     $ 34,202,867
                                              ==============     ============

Gross unrealized appreciation ..............  $  117,528,097     $    893,023
Gross unrealized depreciation ..............     (28,804,523)         (76,797)
                                              --------------     ------------
Net unrealized appreciation ................  $   88,723,574     $    816,226
Net unrealized foreign exchange gains ......            --                 40
Undistributed ordinary income (loss) .......      (1,079,029)         282,366
Post-October losses ........................     (15,718,216)            --
Other gains ................................      11,056,512             --

Other temporary differences ................            --            (12,324)
                                              --------------     ------------
Total distributable earnings ...............    $ 82,982,841     $  1,086,308
                                              ==============     ============


     The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Hussman Strategic Growth Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally


--------------------------------------------------------------------------------
29

HUSSMAN INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

accepted in the United States.

     The Hussman Strategic Growth Fund had realized capital losses of $15,718,216 during the period November 1, 2002 through June 30, 2003, which are treated for federal income tax purposes as arising during the Fund's tax year ended June 30, 2004. These "post-October losses" may be utilized in the current and future years to offset net realized capital gains prior to distributing such gains to shareholders.

2. INVESTMENT TRANSACTIONS
     During the six months ended December 31, 2003, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, amounted to $454,395,517 and $284,223,155, respectively, for the Hussman Strategic Growth Fund and $5,649,800 and $3,704,281, respectively, for the Hussman Strategic Total Return Fund.

3. TRANSACTIONS  WITH AFFILIATES
     Certain Trustees and officers of the Trust are affiliated with the Adviser or Ultimus Fund Solutions, LLC ("Ultimus"), the Funds' administrator, transfer agent and fund accounting agent.

ADVISORY AGREEMENT
     Under the terms of an Advisory Agreement between the Trust and the Adviser, the Hussman Strategic Growth Fund pays a fee, which is computed and accrued daily and paid monthly, at an annual rate of 1.25% of the first $250 million of its average daily net assets; 1.15% of the next $250 million of such assets; 1.05% of the next $500 million of such assets; and 0.95% of such assets in excess of $1 billion. The Hussman Strategic Total Return Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at the annual rate of 0.60% of the average daily net assets of the Fund.

Pursuant to an Expense Limitation Agreement with respect to the Hussman Total Return Fund, the Adviser has contractually agreed to waive a portion of its advisory fees or to absorb operating expenses to the extent necessary so that the Fund's ordinary operating expenses do not exceed an amount equal to 0.90% annually of its average daily net assets. This expense limitation agreement remains in effect until at least December 31, 2005. Any fee waivers or expense reimbursements by the Adviser, either before or after December 31, 2005, are subject to repayment by the Fund provided the Fund is able to effect

--------------------------------------------------------------------------------
                                                                              30

HUSSMAN INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

such repayment and remain in compliance with the undertaking by the Adviser to limit expenses of the Fund, and provided further that the expenses which are the subject of the repayment were incurred within three years of such repayment. Accordingly, during the six months ended December 31, 2003, the Adviser waived its entire advisory fee of $71,946 and reimbursed the Fund for other expenses in the amount of $9,291. As of December 31, 2003, the Adviser may in the future, but no later than June 30, 2007, recoup from the Fund fees waived and expenses reimbursed totaling $243,534.

ADMINISTRATION AGREEMENT
     Under the terms of an Administration Agreement, Ultimus supplies executive, administrative and regulatory services to the Trust, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities.

     For these services, Ultimus receives a monthly fee from each of the Funds at an annual rate of 0.15% on its respective average daily net assets up to $50 million; 0.125% on the next $50 million of such assets; 0.10% on the next $150 million of such assets; 0.075% on the next $250 million of such assets; and 0.05% on such net assets in excess of $500 million, subject to a minimum monthly fee of $2,000.

FUND ACCOUNTING AGREEMENT
     Under the terms of a Fund Accounting Agreement between the Trust and Ultimus, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Funds. For these services, Ultimus receives from each of the Funds a monthly base fee of $2,500, plus an asset based fee equal to 0.01% of its respective average daily net assets up to $500 million and 0.005% of such net assets in excess of $500 million. In addition, the Funds pay certain out-of-pocket expenses incurred by Ultimus in obtaining valuations of the Funds' portfolio securities.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
     Under the terms of a Transfer Agent and Shareholder Services Agreement between the Trust and Ultimus, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, Ultimus receives from each Fund a


--------------------------------------------------------------------------------
31

HUSSMAN INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

monthly fee at an annual rate of $17 per account, subject to a minimum of $1,500 per month. For the six months ended December 31, 2003, the Hussman Strategic Growth Fund and the Hussman Strategic Total Return Fund paid $61,226 and $9,000, respectively, to Ultimus under the agreement. In addition, the Funds pay certain out-of-pocket expenses incurred by Ultimus including, but not limited to, postage and supplies.

     For shareholder accounts held through financial intermediaries, the Fund may, in some cases, reimburse these intermediaries for the cost of providing equivalent account maintenance services, at an annual rate of not more than $17 per account.

4. OPTION  CONTRACTS  WRITTEN
     Transactions in option contracts written by the Hussman Strategic Growth Fund during the six months ended December 31, 2003, were as follows:

                                                    OPTION            OPTION
                                                   CONTRACTS         PREMIUMS
                                                 ------------       ----------
Options outstanding at beginning of period......         --       $      --
Options written.................................     27,250         94,118,000
Options cancelled in a closing purchase
 transaction....................................   ( 20,000)      ( 53,782,500)
                                                 -----------      -------------

Options outstanding at end of period............      7,250       $ 40,335,500
                                                 ===========      ============


     No contracts were written by the Hussman Strategic Total Return Fund during the six months ended December 31, 2003.

5. BANK LINE OF CREDIT
     The Hussman Strategic Growth Fund has an unsecured $10,000,000 bank line of credit. The Hussman Strategic Total Fund has an unsecured bank line of credit in the amount of $2,000,000. Borrowings under these arrangements bear interest at a rate determined by the bank at the time of borrowing. During the six months ended December 31, 2003, the Funds had no outstanding borrowings under their respective lines of credit.





--------------------------------------------------------------------------------
                                                                              32

                [GRAPHIC OMITTED]         HUSSMAN
                                              FUNDS

                               INVESTMENT ADVISER
                      Hussman Econometrics Advisors, Inc.
                       3525 Ellicott Mills Drive, Suite B
                         Ellicott City, Maryland 21043

                              www.hussmanfunds.com
                         1-800-HUSSMAN (1-800-487-7626)


                          ADMINISTRATOR/TRANSFER AGENT
                          Ultimus Fund Solutions, LLC
                         135 Merchant Street, Suite 230
                             Cincinnati, Ohio 45246


                                    CUSTODIAN
                                    US Bank
                               425 Walnut Street
                             Cincinnati, Ohio 45202


                              INDEPENDENT AUDITORS
                               Ernst & Young LLP
                              1300 Chiquita Center
                             250 East Fifth Street
                             Cincinnati, Ohio 45202


                                  LEGAL COUNSEL
                            Schulte Roth & Zabel LLP
                                919 Third Avenue
                            New York, New York 10022

 A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-HUSSMAN (1-800-487-7626), or on the Securities and Exchange Commission's website at http://www.sec.gov.

 This Semi-Annual Report is authorized for distribution only if accompanied or preceded by a current Prospectus for the Funds.

ITEM 2. CODE OF ETHICS.


Not required


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.


Not required


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.


Not required


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.


Not applicable


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


Not applicable


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.


(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.


(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.


File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.


(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required


(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)): Attached hereto


(b) Certifications required by Rule 30a-2(b) under the Act (17CFR 270.30a-2(b)):
Attached hereto





Exhibit 99.CERT Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002


Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   Hussman Investment Trust
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ John P. Hussman
                           -----------------------------------------------------
                           John P. Hussman, President

Date   March 5, 2004
     -------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ John P. Hussman
                           -----------------------------------------------------
                           John P. Hussman, President

Date   March 5, 2004
     -------------------------


By (Signature and Title)*  /s/ Mark J. Seger
                           -----------------------------------------------------
                           Mark J. Seger, Treasurer

Date   March 5, 2004
     -------------------------

* Print the name and title of each signing officer under his or her signature.